Shareholders’ Deficit (Details) - USD ($)		1 Months Ended				3 Months Ended	12 Months Ended
	May 16, 2019	Apr. 29, 2022	May 16, 2019	Feb. 22, 2019	Oct. 31, 2018	Mar. 31, 2022	Dec. 31, 2021	Nov. 03, 2021	Dec. 31, 2020
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, authorized						100,000,000	100,000,000		100,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.001	$ 0.001		$ 0.001
Aggregate purchase price (in Dollars)					$ 1
Share price per share (in Dollars per share)								$ 10
Aggregate shares issued				1,149,000
Aggregate purchase price (in Dollars)				$ 25,000
Ordinary shares, outstanding						1,375,000	1,375,000		1,375,000
Ordinary shares, issued						1,375,000	1,375,000		1,375,000
Ordinary shares, subject to redemption share						3,646,607	3,646,607		4,600,000
Redeemable warrant ordinary share at a price (in Dollars per share)						$ 11.5	$ 11.5
Fair market value description						The “fair market value” shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the day prior to the date of exercise. For example, if a holder held 300 warrants to purchase 150 shares and the fair market value on the date prior to exercise was $15.00, that holder would receive 35 shares without the payment of any additional cash consideration.	The “fair market value” shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the day prior to the date of exercise. For example, if a holder held 300 warrants to purchase 150 shares and the fair market value on the date prior to exercise was $15.00, that holder would receive 35 shares without the payment of any additional cash consideration.
Warrants description						The Company may redeem the outstanding warrants (including any outstanding warrants issued upon exercise of the unit purchase option issued to Maxim Group LLC), in whole and not in part, at a price of $0.01 per warrant:• at any time while the warrants are exercisable,• upon a minimum of 30 days’ prior written notice of redemption,• if, and only if, the last sales price of the ordinary shares equals or exceeds $16.50 per share for any 20 trading days within a 30 trading day period ending three business days before the Company send the notice of redemption, and• if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.If the foregoing conditions are satisfied and the Company would issue a notice of redemption, each warrant holder can exercise his, her or its warrant prior to the scheduled redemption date. However, the price of the ordinary shares may fall below the $16.50 trigger price as well as the $11.50 warrant exercise price per full share after the redemption notice is issued and not limit our ability to complete the redemption.	The Company may redeem the outstanding warrants (including any outstanding warrants issued upon exercise of the unit purchase option issued to Maxim Group LLC), in whole and not in part, at a price of $0.01 per warrant:• at any time while the warrants are exercisable,• upon a minimum of 30 days’ prior written notice of redemption,• if, and only if, the last sales price of the ordinary shares equals or exceeds $16.50 per share for any 20 trading days within a 30 trading day period ending three business days before the Company send the notice of redemption, and• if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.If the foregoing conditions are satisfied and the Company would issue a notice of redemption, each warrant holder can exercise his, her or its warrant prior to the scheduled redemption date. However, the price of the ordinary shares may fall below the $16.50 trigger price as well as the $11.50 warrant exercise price per full share after the redemption notice is issued and not limit our ability to complete the redemption.
Holders right, description							each holder of a right will automatically receive one-tenth (1/10) of an ordinary share upon consummation of the initial business combination. In the event the Company will not be the surviving company upon completion of the initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of a share underlying each right upon consummation of the business combination.
Private Placement [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, issued	225,000		225,000
Number of private placement units	225,000		225,000
Price per unit (in Dollars per share)	$ 10		$ 10
Public Offering [Member]
Shareholders’ Deficit (Details) [Line Items]
Share price per share (in Dollars per share)	$ 10		$ 10
Ordinary share sold units	4,600,000
Subsequent Event [Member]
Shareholders’ Deficit (Details) [Line Items]
Share price per share (in Dollars per share)		$ 11.24
Redeemed shares		283,736
Aggregate principal amount (in Dollars)		$ 3,189,193
Gordon Lee [Member]
Shareholders’ Deficit (Details) [Line Items]
Aggregate shares subscribed					1,000
Aggregate purchase price (in Dollars)					$ 1
Share price per share (in Dollars per share)					$ 0.001